Provisions for Risks and Charges - Additional Information (Detail) $ in Thousands		12 Months Ended
	Feb. 17, 2022 EUR (€)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)	Jun. 30, 2022 EUR (€)	Dec. 31, 2021 USD ($)	Dec. 31, 2019 EUR (€)
Provisions For Risks And Charges [Line Items]
Provisions		€ 58,648,000	€ 48,281,000			€ 44,823,000
Additional provisions, Other provisions		16,585,000	13,464,000
Lease Agreement, United States
Provisions For Risks And Charges [Line Items]
Additional provisions, Other provisions	€ 12,192,000
Legal proceedings provision		28,254,000		€ 7,416,000	$ 32,000
Losses on settlements of litigation		0
Legal and fiscal risks
Provisions For Risks And Charges [Line Items]
Provisions		28,656,000	16,376,000			€ 17,256,000
Additional provisions, Other provisions		€ 12,521,000	€ 902,000
Legal and fiscal risks | Major Litigation [Member] | Lease Agreement, United States
Provisions For Risks And Charges [Line Items]
Additional provisions, Other provisions	€ 12,192,000